Share Capital and Other Equity Instruments - Share Capital - Additional Information (Details) $ in Thousands					12 Months Ended
	Oct. 20, 2021 shares	Nov. 25, 2020 CAD ($)	Nov. 03, 2020 CAD ($)	Jan. 29, 2020 CAD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 CAD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued upon conversion of debt, Number | shares	109,858				0	109,858
Shares issued in settlement of license acquisition payment obligation | shares				9,683
Carrying value liabilities				$ 1,319
Shares issued in payment to suppliers				1,240
Gain (loss) on extinguishment of liabilities							$ 79
Fair value of warrants issued		$ 2,227	$ 10,263
Shares issued in payment to suppliers				$ 1,240
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description					unlimited number authorized, participating, carrying one vote per share, entitled to dividends.
Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description					unlimited number authorized, issuable in one or more series.
Series A Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description					unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.No preferred shares have been issued. Apart from the share consolidation, there were no changes in the issued and outstanding common shares during the year ended December 31, 2022. At December 2022 and 2021, the number of common shares outstanding were as follows:
Par value per share | $ / shares					$ 0